FVM - Level 3 instruments: Valuation techniques and inputs (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement [Text Block]

Significant unobservable inputs in Level 3 positions

This section discusses the significant unobservable inputs used in the valuation of Level 3 instruments and assesses the potential effect that a change in each unobservable input in isolation may have on a fair value measurement. Relationships between observable and unobservable inputs have not been included in the summary below.

Input

Description

Bond price equivalent

–Where market prices are not available for a bond, fair value is measured by comparison with observable pricing data from similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield (either as an outright yield or as a spread to LIBOR).

–For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the market benchmark as of the measurement date.

–For credit derivatives, the bond price range represents the range of prices used for reference instruments, which are typically converted to an equivalent yield or credit spread as part of the valuation process.

Loan price equivalent

–Where market prices are not available for a traded loan, fair value is measured by comparison with observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment, collateral quality, maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield. The range represents the range of prices derived from reference issuances of a similar credit quality used to measure fair value for loans classified as Level 3. Loans priced at 0 are distressed to the point that no recovery is expected, while a current price of 100 represents a loan that is expected to be repaid in full.

Credit spread

–Valuation models for many credit derivatives require an input for the credit spread, which is a reflection of the credit quality of the associated referenced underlying. The credit spread of a particular security is quoted in relation to the yield on a benchmark security or reference rate, typically either US Treasury or LIBOR, and is generally expressed in terms of basis points. An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by credit default swaps and other credit derivative products. The income statement effect from such changes depends on the nature and direction of the positions held. Credit spreads may be negative where the asset is more creditworthy than the benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with the lower end of the range representing credits of the highest quality (e.g., approximating the risk of LIBOR) and the upper end of the range representing greater levels of credit risk.

Discount margin

–The discount margin (DM) spread represents the discount rates applied to present value cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top of a floating index (e.g., LIBOR) to discount expected cash flows. Generally, a decrease / (increase) in the DM in isolation would result in a higher / (lower) fair value.

–The high end of the range relates to securities that are priced low within the market relative to the expected cash flow schedule. This indicates that the market is pricing an increased risk of credit loss into the security that is greater than what is being captured by the expected cash flow generation process. The low ends of the ranges are typical of funding rates on better-quality instruments.

Funding spread

–Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but provide an estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points over or under LIBOR, and if funding spreads widen, this increases the effect of discounting.

–A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.

Volatility

–Volatility measures the variability of future prices for a particular instrument and is generally expressed as a percentage, where a higher number reflects a more volatile instrument, for which future price movements are more likely to occur. Volatility is a key input into option models, where it is used to derive a probability-based distribution of future prices for the underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility and is reduced by a decrease in volatility. Generally, volatility used in the measurement of fair value is derived from active-market option prices (referred to as implied volatility). A key feature of implied volatility is the volatility “smile” or “skew”, which represents the effect of pricing options of different option strikes at different implied volatility levels.

–Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities.

Input

Description

Correlation

–Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between –100% and +100%, where +100% represents perfectly correlated variables (meaning a movement of one variable is associated with a movement of the other variable in the same direction) and –100% implies that the variables are inversely correlated (meaning a movement of one variable is associated with a movement of the other variable in the opposite direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within such instruments.

–Equity-to-FX correlation is important for equity options based on a currency other than the currency of the underlying stock. Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities in the projected payoff.

Equity dividend yields

–The derivation of a forward price for an individual stock or index is important for measuring fair value for forward or swap contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock in question. Dividend yields are generally expressed as an annualized percentage of the share price, with the lowest limit of 0% representing a stock that is not expected to pay any dividend. The dividend yield and timing represents the most significant parameter in determining fair value for instruments that are sensitive to an equity forward price.

UBS AG
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Disclosure of significant unobservable inputs used in fair value measurement [Text Block]

Significant unobservable inputs in Level 3 positions

This section discusses the significant unobservable inputs used in the valuation of Level 3 instruments and assesses the potential effect that a change in each unobservable input in isolation may have on a fair value measurement. Relationships between observable and unobservable inputs have not been included in the summary below.

Input

Description

Bond price equivalent

–Where market prices are not available for a bond, fair value is measured by comparison with observable pricing data from similar instruments. Factors considered when selecting comparable instruments include credit quality, maturity and industry of the issuer. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield (either as an outright yield or as a spread to LIBOR).

–For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining fair value. Bonds priced at 0 are distressed to the point that no recovery is expected, while prices significantly in excess of 100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the market benchmark as of the measurement date.

–For credit derivatives, the bond price range represents the range of prices used for reference instruments, which are typically converted to an equivalent yield or credit spread as part of the valuation process.

Loan price equivalent

–Where market prices are not available for a traded loan, fair value is measured by comparison with observable pricing data for similar instruments. Factors considered when selecting comparable instruments include industry segment, collateral quality, maturity and issuer-specific covenants. Fair value may be measured either by a direct price comparison or by conversion of an instrument price into a yield. The range represents the range of prices derived from reference issuances of a similar credit quality used to measure fair value for loans classified as Level 3. Loans priced at 0 are distressed to the point that no recovery is expected, while a current price of 100 represents a loan that is expected to be repaid in full.

Credit spread

–Valuation models for many credit derivatives require an input for the credit spread, which is a reflection of the credit quality of the associated referenced underlying. The credit spread of a particular security is quoted in relation to the yield on a benchmark security or reference rate, typically either US Treasury or LIBOR, and is generally expressed in terms of basis points. An increase / (decrease) in credit spread will increase / (decrease) the value of credit protection offered by credit default swaps and other credit derivative products. The income statement effect from such changes depends on the nature and direction of the positions held. Credit spreads may be negative where the asset is more creditworthy than the benchmark against which the spread is calculated. A wider credit spread represents decreasing creditworthiness. The range represents a diverse set of underlyings, with the lower end of the range representing credits of the highest quality (e.g., approximating the risk of LIBOR) and the upper end of the range representing greater levels of credit risk.

Discount margin

–The discount margin (DM) spread represents the discount rates applied to present value cash flows of an asset to reflect the market return required for uncertainty in the estimated cash flows. DM spreads are a rate or rates applied on top of a floating index (e.g., LIBOR) to discount expected cash flows. Generally, a decrease / (increase) in the DM in isolation would result in a higher / (lower) fair value.

–The high end of the range relates to securities that are priced low within the market relative to the expected cash flow schedule. This indicates that the market is pricing an increased risk of credit loss into the security that is greater than what is being captured by the expected cash flow generation process. The low ends of the ranges are typical of funding rates on better-quality instruments.

Funding spread

–Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for the transactions. They are not representative of where UBS can fund itself on an unsecured basis, but provide an estimate of where UBS can source and deploy secured funding with counterparties for a given type of collateral. The funding spreads are expressed in terms of basis points over or under LIBOR, and if funding spreads widen, this increases the effect of discounting.

–A small proportion of structured debt instruments and non-structured fixed-rate bonds within financial liabilities designated at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.

Volatility

–Volatility measures the variability of future prices for a particular instrument and is generally expressed as a percentage, where a higher number reflects a more volatile instrument, for which future price movements are more likely to occur. Volatility is a key input into option models, where it is used to derive a probability-based distribution of future prices for the underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase in volatility and is reduced by a decrease in volatility. Generally, volatility used in the measurement of fair value is derived from active-market option prices (referred to as implied volatility). A key feature of implied volatility is the volatility “smile” or “skew”, which represents the effect of pricing options of different option strikes at different implied volatility levels.

–Volatilities of low interest rates tend to be much higher than volatilities of high interest rates. In addition, different currencies may have significantly different implied volatilities.

Input

Description

Correlation

–Correlation measures the interrelationship between the movements of two variables. It is expressed as a percentage between –100% and +100%, where +100% represents perfectly correlated variables (meaning a movement of one variable is associated with a movement of the other variable in the same direction) and –100% implies that the variables are inversely correlated (meaning a movement of one variable is associated with a movement of the other variable in the opposite direction). The effect of correlation on the measurement of fair value depends on the specific terms of the instruments being valued, reflecting the range of different payoff features within such instruments.

–Equity-to-FX correlation is important for equity options based on a currency other than the currency of the underlying stock. Equity-to-equity correlation is particularly important for complex options that incorporate, in some manner, different equities in the projected payoff.

Equity dividend yields

–The derivation of a forward price for an individual stock or index is important for measuring fair value for forward or swap contracts and for measuring fair value using option pricing models. The relationship between the current stock price and the forward price is based on a combination of expected future dividend levels and payment timings, and, to a lesser extent, the relevant funding rates applicable to the stock in question. Dividend yields are generally expressed as an annualized percentage of the share price, with the lowest limit of 0% representing a stock that is not expected to pay any dividend. The dividend yield and timing represents the most significant parameter in determining fair value for instruments that are sensitive to an equity forward price.